Goodwill and intangible assets - Goodwill Rollforward (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Asset Management
Goodwill
Balance, beginning of period	$ 0
Ovation acquisition (Note 3)	1,000
Balance, end of period	1,000
Insurance Solutions
Goodwill
Balance, beginning of period	55,697
Balance, end of period	$ 55,697